CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2021		Dec. 31, 2020
Assets
Cash and balances at central banks	£ 58,693		£ 49,888
Items in the course of collection from banks	163		300
Financial assets at fair value through profit or loss	1,292		1,674
Derivative financial instruments	6,436		8,341
Loans and advances to banks	7,353		5,950
Loans and advances to customers	481,342		480,141
Debt securities	4,787		5,137
Due from fellow Lloyds Banking Group undertakings	692		738
Financial assets at amortised cost	494,174		491,966
Financial assets at fair value through other comprehensive income	25,840		27,260
Goodwill	470		470
Other intangible assets	4,252		4,112
Property, plant and equipment	8,065		8,317
Current tax recoverable	763		537
Deferred tax assets	4,257		3,468
Retirement benefit assets	3,134		1,714
Other assets	2,083		1,892
Total assets	609,622		599,939
Liabilities
Deposits from banks	16,029		24,997
Customer deposits	457,465		434,569
Due to fellow Lloyds Banking Group undertakings	7,169		6,875
Items in course of transmission to banks	319		302
Financial liabilities at fair value through profit or loss	6,857		6,831
Derivative financial instruments	5,341		8,228
Notes in circulation	1,368		1,305
Debt securities in issue	55,120		59,293
Other liabilities	5,891		5,181
Retirement benefit obligations	234		245
Current tax liabilities	0		31
Other provisions	1,499		1,722
Subordinated liabilities	9,600		9,242
Total liabilities	566,892		558,821
Equity
Share capital	1,574		1,574
Share premium account	600		600
Other reserves	6,260		7,181
Retained profits	28,561		25,750
Ordinary shareholders’ equity	36,995		35,105
Other equity instruments	5,644		5,935
Total equity excluding non-controlling interests	42,639		41,040
Non-controlling interests	91		78
Total equity	42,730	[1]	41,118	[2]
Total equity and liabilities	£ 609,622		£ 599,939

[1]	Total equity attributable to owners of the parent was £42,639 million.
[2]	Total equity attributable to owners of the parent was £41,040 million